Long-term liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total	1,255,588	770,826
Less: current portion	(8,339)	(1,768)
Long-term liabilities	1,247,249	769,058
Algonquin Power Co
Debt Instrument [Line Items]
Total	600,067
Algonquin Power Co | Revolving Credit Facility
Debt Instrument [Line Items]
Total	124,570	27,074
Algonquin Power Co | Senior Unsecured Notes | 4.82% Senior Unsecured Notes
Debt Instrument [Line Items]
Total	149,920	149,910
Algonquin Power Co | Senior Unsecured Notes | 5.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Total	134,837	134,807
Algonquin Power Co | Senior Debt | Shady Oaks Wind Facility, Loan Facility
Debt Instrument [Line Items]
Total	129,759	0
Algonquin Power Co | Senior Debt | 10.21% Senior Debt Long Sault Rapids
Debt Instrument [Line Items]
Total	37,143	38,136
Algonquin Power Co | Senior Debt | Sanger Terminal Facility Bonds
Debt Instrument [Line Items]
Total	20,421	19,102
Algonquin Power Co | Senior Debt | 11.6% Senior Debt Chute Ford
Debt Instrument [Line Items]
Total	3,417	3,763
Liberty Utilities
Debt Instrument [Line Items]
Total	655,521
Liberty Utilities | Revolving Credit Facility
Debt Instrument [Line Items]
Total	85,620	27,360
Liberty Utilities | Senior Unsecured Notes | Liberty Utilities Co. Senior Unsecured Notes
Debt Instrument [Line Items]
Total	388,214	223,852
Liberty Utilities | Senior Unsecured Notes | Calpeco Electric System Senior Unsecured Notes
Debt Instrument [Line Items]
Total	74,452	69,643
Liberty Utilities | Senior Unsecured Notes | Liberty Water Co, Senior Unsecured Notes
Debt Instrument [Line Items]
Total	53,180	49,745
Liberty Utilities | Senior Unsecured Notes | Granite State, Senior Unsecured Long-term Notes
Debt Instrument [Line Items]
Total	15,954	14,924
Liberty Utilities | Bonds | New England Gas System, First Mortgage Bonds
Debt Instrument [Line Items]
Total	25,244	0
Liberty Utilities | Bonds | Litchfield Park Service Company Bonds
Debt Instrument [Line Items]
Total	11,668	11,269
Liberty Utilities | Loans | Bella Vista Water Loans
Debt Instrument [Line Items]
Total	1,189	1,241